Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Total Payments - 2014	$ 687
Total Payments - 2015	625
Total Payments - 2016	73
Total Payments - 2017	0
Total Payments - 2018	0
Total Payments - Thereafter	0
Operating Leases Sublease Proceeds - 2014	(17)
Operating Leases Sublease Proceeds Due Current - 2015	0
Operating Leases Sublease Proceeds Due Current - 2016	0
Operating Leases Sublease Proceeds Due Current - 2017	0
Operating Leases Sublease Proceeds Due Current- 2018	0
Operating Leases Sublease Proceeds Due Current - Thereafter	0
Net Payments - 2014	670
Net Payments - 2015	625
Net Payments - 2016	73
Net Payments - 2017	0
Net Payments - 2018	0
Net Payments - Thereafter	$ 0